FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011


If amended report check here:      | |                    Amendment Number:

This Amendment (Check only one):   | | is a restatement.
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     Research Affiliates, LLC
          620 Newport Center Dr., Suite 900
          Newport Beach, CA 92660

13F File Number: 028-11483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel M. Harkins
Title:    Chief Legal and Compliance Officer
Phone:    (949) 325-8700

Signature, Place, and Date of Signing:

/s/ Daniel M. Harkins      Newport Beach,CA 92660  May 6, 2010
    (Signature)          [City, State]       [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.

1.   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total: $149,561
                                       (thousands)

Holdings of fewer than 10,000 shares with aggregate fair market value below $200,000 have been omitted from this report as per paragraph 10 of the Form 13F Special Instructions published by the SEC.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES BARCLAYS US TIPS BOND  COMMON STOCK    464287176       5,535    50,704 SH            SOLE               50,704
ISHARES BARCLAYS AGG BOND FUND COMMON STOCK    464287226       1,591    15,134 SH            SOLE               15,134
ISHARES IBOXX INV GR CORP BOND COMMON STOCK    464287242      30,577   282,594 SH            SOLE              282,594
ISHARES BARCLAYS 1-3 YEAR TREA COMMON STOCK    464287457       2,242    26,770 SH            SOLE               26,770
ISHARES RUSSELL 2000 VALUE IND COMMON STOCK    464287630       6,091    80,808 SH            SOLE               80,808
MORGAN STANLEY EMRG MKT DEBT F COMMON STOCK    61744H105       3,468   341,018 SH            SOLE              341,018
PIMCO 15+ YR US TIPS INDEX FUN COMMON STOCK    72201R304       1,151    21,155 SH            SOLE               21,155
PIMCO ENHANCED SHORT MATURITY  COMMON STOCK    72201R833       6,752    66,895 SH            SOLE               66,895
POWERSHARES DB COMMODITY INDEX COMMON STOCK    73935S105      22,143   725,776 SH            SOLE              725,776
POWERSHARES DB G10 CURRENCY HA COMMON STOCK    73935Y102       6,115   251,046 SH            SOLE              251,046
POWERSHARES EMER MKTS SOVEREIG COMMON STOCK    73936T573       7,407   280,370 SH            SOLE              280,370
PROSHARES SHORT MSCI EAFE ETF  COMMON STOCK    74347R370       2,723    56,806 SH            SOLE               56,806
PROSHARES SHORT MSCI EMERGING  COMMON STOCK    74347R396       3,468   117,046 SH            SOLE              117,046
PROSHARES SHORT S&P500 ETF     COMMON STOCK    74347R503       1,716    41,678 SH            SOLE               41,678
PROSHARES SHORT QQQ ETF        COMMON STOCK    74347R602       3,685   113,252 SH            SOLE              113,252
PROSHARES SHORT RUSSELL2000 ET COMMON STOCK    74347R826         409    13,876 SH            SOLE               13,876
PROSHARES SHORT 20+ YEAR TREAS COMMON STOCK    74347X849       7,244   163,445 SH            SOLE              163,445
SPDR DOW JONES INTL REAL ESTAT COMMON STOCK    78463X863       8,434   216,089 SH            SOLE              216,089
SPDR DOW JONES REIT ETF        COMMON STOCK    78464A607      12,050   186,529 SH            SOLE              186,529
TEMPLETON EMERG MKTS INCOME FD COMMON STOCK    880192109      10,373   622,659 SH            SOLE              622,659
VANGUARD EMERGING MARKETS ETF  COMMON STOCK    922042858       6,386   130,460 SH            SOLE              130,460

